Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

March 31, 2020

XLI-QTLY-0520
1.9884854.102

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Alabama - 1.0%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	119,584
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$110,000	$123,049
4% 12/1/41	85,000	93,080
4% 12/1/49	190,000	202,939
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	116,897
5% 4/1/26	100,000	119,914
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	1,095,000	1,138,931

TOTAL ALABAMA		1,914,394

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (b)	30,000	30,463
Arizona - 2.6%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,852
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	25,702
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	481,910
5% 5/1/29	290,000	310,767
5% 5/1/33	565,000	593,329
Arizona State Lottery Rev. Series 2019, 5% 7/1/23	415,000	463,879
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	66,233
Series 2007, 2.7%, tender 8/14/23 (a)(b)	600,000	612,888
Series 2019, 5%, tender 6/3/24 (a)(b)	880,000	975,040
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	9,617
5% 7/1/48	10,000	9,246
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	116,026
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	100,000	98,666
6% 1/1/48 (c)	200,000	184,318
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (b)	300,000	354,561
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (c)	190,000	191,417
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,810
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	219,536

TOTAL ARIZONA		4,734,797

California - 3.2%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 5% 10/1/37	300,000	331,962
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	93,274
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/43 (b)	150,000	159,890
5% 12/31/47 (b)	500,000	529,420
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	114,620
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (b)	175,000	206,680
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (b)	155,000	167,398
5% 8/1/23 (b)	545,000	605,877
5% 8/1/24 (b)	310,000	354,150
5% 8/1/25 (b)	110,000	128,966
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,096,370
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (b)	1,000,000	1,149,830
Series 2019 B, 5% 5/1/49	45,000	54,640
Series 2019 E, 5% 5/1/50 (b)	210,000	242,027
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	223,258
Series 2017 B:
5% 7/1/29	115,000	137,205
5% 7/1/30	230,000	273,705

TOTAL CALIFORNIA		5,869,272

Colorado - 2.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	42,122
5% 10/1/43	50,000	52,211
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	37,800
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	110,000	128,739
5%, tender 11/19/26 (a)	210,000	252,185
Series 2019 A:
5% 11/1/25	435,000	516,728
5% 11/15/39	190,000	217,558
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	380,000	368,490
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	330,140
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	80,000	87,458
Series 2019 H, 4.25% 11/1/49	45,000	49,288
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	135,675
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	912,355
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (b)	25,000	27,819
5% 11/15/26 (b)	50,000	59,199
Series 2018 A, 5% 12/1/34 (b)	1,125,000	1,413,259
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25	40,000	46,300
Series 2020, 5% 12/1/30 (FSA Insured) (d)	220,000	266,290

TOTAL COLORADO		4,943,616

Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	295,000	311,502
Series 2016 B:
5% 5/15/25	220,000	254,582
5% 5/15/26	125,000	147,613
Series 2016 D, 5% 8/15/25	210,000	244,446
Series 2018 F:
5% 9/15/24	100,000	114,063
5% 9/15/25	100,000	116,631
Series 2019 A, 5% 4/15/26	115,000	135,559
Series 2020 A, 4% 1/15/34	300,000	333,105
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (a)	1,000,000	992,620
Series 2020 B:
5%, tender 1/1/25 (a)	200,000	228,650
5%, tender 1/1/27 (a)	330,000	392,307
Series 2019 A:
4% 7/1/20 (c)	220,000	220,710
5% 7/1/49 (c)	130,000	142,405
Series 2019 Q-1:
5% 11/1/25	90,000	107,388
5% 11/1/26	95,000	116,259
Series A:
5% 7/1/26	160,000	184,646
5% 7/1/26 (Pre-Refunded to 7/1/21 @ 100)	105,000	109,624
Series K3, 5% 7/1/43	215,000	228,685
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	87,121
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	85,000	91,112
Series 2019 A, 5% 11/1/25	140,000	166,883

TOTAL CONNECTICUT		4,725,911

District Of Columbia - 2.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	227,737
5% 10/1/44	1,000,000	1,157,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	60,000	62,810
5% 10/1/23 (b)	65,000	68,044
5% 10/1/24 (b)	60,000	62,810
5% 10/1/25 (b)	80,000	83,746
Series 2019 A, 5% 10/1/25 (b)	70,000	81,210
Series 2020 A:
5% 10/1/24 (b)(d)	690,000	775,408
5% 10/1/25 (b)(d)	440,000	504,834
5% 10/1/26 (b)(d)	320,000	373,878
5% 10/1/27 (b)(d)	110,000	130,576
5% 10/1/28 (b)(d)	55,000	66,170
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	111,201
5% 10/1/24	100,000	113,729
5% 10/1/25	100,000	115,900

TOTAL DISTRICT OF COLUMBIA		3,935,053

Florida - 5.7%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	262,543
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	264,593
Series 2015 C, 5% 10/1/24 (b)	45,000	50,372
Series 2017, 5% 10/1/42 (b)	1,365,000	1,546,627
Series 2019 A:
4% 10/1/49 (b)	1,000,000	1,063,180
5% 10/1/49 (b)	1,000,000	1,144,440
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	56,093
Series 2016, 5% 7/1/26	230,000	279,620
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	115,897
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	417,187
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	180,000	195,460
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (b)	125,000	145,345
Series 2019 A:
5% 10/1/22 (b)	300,000	322,647
5% 10/1/23 (b)	300,000	330,594
5% 10/1/24 (b)	300,000	338,007
5% 10/1/25 (b)	300,000	344,664
5% 10/1/38 (b)	430,000	504,506
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	25,000	25,919
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	777,225
Miami-Dade County Aviation Rev.:
Series 2015 A, 5% 10/1/27 (b)	200,000	226,446
Series 2017 B, 5% 10/1/40 (b)	635,000	713,245
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	452,346
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	113,515
Series 2015 D, 5% 2/1/26	10,000	11,880
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	121,879
5% 8/15/42	5,000	5,741
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	116,580
Series 2015 A, 5% 12/1/40	360,000	397,868
Tampa Hosp. Rev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	28,856
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	34,882
5% 10/15/49	60,000	69,224

TOTAL FLORIDA		10,477,381

Georgia - 3.8%
Atlanta Arpt. Rev. Series 2019 B:
5% 7/1/25 (b)	60,000	68,927
5% 7/1/44 (b)	125,000	144,881
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	181,028
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	1,140,000	1,108,160
2.25%, tender 5/25/23 (a)	315,000	309,875
Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	330,855
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	261,935
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	44,846
5% 6/15/52	145,000	176,839
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	390,195
Series 2019 A:
4% 1/1/49	245,000	243,020
5% 1/1/23	450,000	477,446
5% 1/1/26	165,000	184,648
5% 1/1/30	55,000	64,600
5% 1/1/34	375,000	435,859
Series HH, 5% 1/1/22	425,000	442,221
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,191
5% 8/1/39	5,000	5,695
5% 8/1/43	5,000	5,863
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	221,384
4% 7/1/43	205,000	227,872
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	500,000	516,175
Series 2019 B, 4%, tender 12/2/24 (a)	505,000	538,845
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	204,204
Private Colleges & Univs. Auth. Rev. Series A:
4% 6/1/20	15,000	15,068
4% 6/1/21	120,000	123,772
5% 6/1/22	80,000	86,246
5% 6/1/23	80,000	88,873
5% 6/1/24	130,000	148,243

TOTAL GEORGIA		7,052,766

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/33 (b)	125,000	141,614
Honolulu City & County Gen. Oblig. Series 2017 A, 5% 9/1/33	5,000	6,195
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40	115,000	133,355

TOTAL HAWAII		281,164

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	27,065
Illinois - 17.8%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	17,171
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	42,664
Series 2011 A, 5% 12/1/41	50,000	48,977
Series 2012 A, 5% 12/1/42	745,000	737,923
Series 2018 A:
5% 12/1/29	350,000	358,421
5% 12/1/31	150,000	152,925
Series 2018 C, 5% 12/1/46	200,000	194,964
Series 2019 A:
5% 12/1/29	125,000	128,471
5% 12/1/30	405,000	414,590
5% 12/1/30	100,000	102,368
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	221,252
Series 2020 A:
5% 1/1/27	400,000	413,380
5% 1/1/30	230,000	238,287
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (b)	200,000	217,826
Series 2014 B, 5% 1/1/26	100,000	111,305
Series 2016 B:
4% 1/1/35	200,000	214,480
5% 1/1/46	2,000,000	2,259,240
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (b)	400,000	408,784
Series 2013 A, 5% 1/1/23 (b)	70,000	75,077
Series 2017 B, 5% 1/1/37	50,000	56,784
Series 2018 A, 5% 1/1/48 (b)	90,000	100,818
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (b)	50,000	54,243
5% 7/1/48 (b)	400,000	427,052
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/21	200,000	205,184
5% 3/1/26	615,000	740,189
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/23	50,000	51,073
Series 2016 A:
5% 11/15/23	10,000	10,311
5% 11/15/31	500,000	511,040
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	100,000	117,325
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/26	200,000	239,862
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	615,000	725,159
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,720
Series 2016, 5% 10/1/29	30,000	35,076
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	826,710
5% 5/15/43	790,000	942,415
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	16,951
Series 2011 IL:
4% 12/1/20	100,000	101,865
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,323
Series 2012 A, 5% 5/15/41	695,000	724,906
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	270,000	283,794
4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	55,000	58,095
5% 11/15/24	65,000	70,453
Series 2015 A:
5% 11/15/20	760,000	773,002
5% 11/15/23	10,000	11,217
5% 11/15/25	150,000	176,939
5% 11/15/45	300,000	340,338
Series 2015 C:
4.125% 8/15/37	60,000	62,930
5% 8/15/26	35,000	40,518
Series 2016 A:
5% 8/15/24	65,000	73,746
5% 7/1/31	30,000	35,612
5% 7/1/33	10,000	11,807
5% 7/1/36	45,000	52,480
Series 2016 B, 5% 8/15/35	250,000	294,508
Series 2016 C:
4% 2/15/41	35,000	37,712
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,841
5% 2/15/34	50,000	56,789
Series 2016:
5% 12/1/23	155,000	173,498
5% 5/15/29	10,000	11,772
5% 12/1/29	620,000	725,443
5% 12/1/33	485,000	558,836
5% 12/1/40	85,000	96,767
5% 12/1/46	95,000	106,660
Series 2017 A, 5% 7/15/42	1,000,000	1,198,460
Series 2018 A:
4.25% 1/1/44	55,000	59,520
5% 1/1/38	225,000	260,953
5% 1/1/44	340,000	390,215
Series 2019, 4% 9/1/35	60,000	58,943
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	104,428
Series 2012 A, 4% 1/1/23	65,000	65,247
Series 2012:
5% 8/1/22	90,000	92,476
5% 8/1/24	70,000	71,847
Series 2013, 5% 7/1/23	10,000	10,368
Series 2016:
5% 2/1/21	30,000	30,337
5% 1/1/26	5,000	5,255
5% 2/1/26	400,000	420,636
5% 2/1/27	585,000	613,419
5% 11/1/29	1,400,000	1,443,848
Series 2017 D:
5% 11/1/21	900,000	919,026
5% 11/1/24	765,000	801,284
5% 11/1/25	65,000	68,587
5% 11/1/26	1,640,000	1,721,902
5% 11/1/27	250,000	260,203
Series 2017, 4% 2/1/24	15,000	15,109
Series 2018 A, 5% 10/1/24	25,000	26,222
Series 2018 B, 5% 10/1/24	50,000	52,443
Series 2019 B:
5% 9/1/21	105,000	106,991
5% 9/1/22	100,000	102,839
5% 9/1/23	105,000	109,039
5% 9/1/24	105,000	110,048
5% 9/1/25	20,000	21,080
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	255,125
Series 2014 C, 5% 1/1/38	85,000	95,451
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	97,846
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	289,217
Series 2011, 5.5% 2/1/22	100,000	106,893
Series 2015, 4% 2/1/30	800,000	861,256
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	610,000	261,690
0% 6/15/47 (FSA Insured)	155,000	56,525
Series 1994 A, 0% 6/15/25	25,000	22,063
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	947,112
Series 2002 A, 0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,023
Series 2002, 0% 12/15/23	10,000	9,218
Series 2012 B, 5% 6/15/23	10,000	10,119
Series 2017 A, 5% 6/15/57	875,000	851,883
Series 2020 A:
4% 6/15/50	1,170,000	1,059,505
5% 6/15/50	1,430,000	1,399,069
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured) (d)	455,000	493,334
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	105,000	110,301
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	17,070
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	120,336

TOTAL ILLINOIS		32,545,629

Indiana - 1.0%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	35,000	37,578
Series 2016:
5% 9/1/24	20,000	23,047
5% 9/1/30	50,000	59,545
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	65,000	65,508
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 3.75% 1/1/49	430,000	465,148
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	230,484
Series 2020, 5% 4/1/30	105,000	128,946
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	690,000	752,597

TOTAL INDIANA		1,762,853

Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2019 A2, 2.875% 5/15/49	70,000	67,773
Series A:
5% 5/15/43	35,000	35,883
5% 5/15/48	25,000	25,509
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (b)	155,000	189,680

TOTAL IOWA		318,845

Kentucky - 4.0%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	187,898
5% 2/1/25	280,000	318,270
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	500,000	507,260
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	101,465
Series 2019 A2, 5% 8/1/30	345,000	395,708
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	203,926
(Proj. No. 119) Series 2018:
5% 5/1/26	60,000	69,894
5% 5/1/29	85,000	99,405
5% 5/1/32	20,000	24,312
5% 5/1/33	15,000	18,181
5% 5/1/34	20,000	24,189
5% 5/1/35	10,000	11,426
5% 5/1/36	10,000	11,390
5% 5/1/38	1,000,000	1,132,110
Series A:
4% 11/1/35	600,000	667,458
5% 11/1/29	150,000	186,989
Series C, 5% 11/1/21 (d)	140,000	147,735
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	1,505,000	1,503,405
Series A, 4% 6/1/21	145,000	147,484
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	200,000	217,230
Series 2020 C, 5%, tender 10/1/26 (a)	70,000	79,463
Series 2020 D, 5%, tender 10/1/29 (a)	85,000	99,986
Series 2016 A, 5% 10/1/32	70,000	83,157
Series 2020 A, 4% 10/1/40	195,000	222,025
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	65,000	72,896
Louisville/Jefferson County Metropolitan Gov.:
Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	25,000	26,967
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	95,000	102,475
Series 2012, 5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	125,000	134,835
Pikeville Hosp. Rev. Series 2011:
6% 3/1/22	240,000	248,712
6% 3/1/22 (Pre-Refunded to 3/1/21 @ 100)	75,000	78,283
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	200,000	201,886

TOTAL KENTUCKY		7,326,420

Louisiana - 1.0%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/21	775,000	800,738
5% 12/1/25	155,000	177,343
5% 12/1/39	100,000	115,635
Louisiana Gen. Oblig. Series 2016 B, 5% 8/1/22	75,000	81,432
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	223,922
Series 2017, 5% 5/15/27	115,000	140,475
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	17,646
Series 2017 A, 5% 12/15/32	165,000	193,522
Series 2018 E, 5% 7/1/38	100,000	120,562

TOTAL LOUISIANA		1,871,275

Maine - 0.7%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	65,000	69,402
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	20,964
Series 2013:
5% 7/1/25	40,000	43,492
5% 7/1/33	65,000	70,022
Series 2014, 5% 7/1/30	585,000	663,928
Series 2016 A:
4% 7/1/41	25,000	26,131
4% 7/1/46	5,000	5,196
5% 7/1/46	125,000	138,680
Series 2017 B, 5% 7/1/29	10,000	11,806
Series 2018, 5% 7/1/48	135,000	164,076

TOTAL MAINE		1,213,697

Maryland - 1.0%
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (b)	280,000	293,810
5% 7/1/23 (b)	325,000	347,090
5% 7/1/25 (b)	510,000	563,111
5% 7/1/26 (b)	230,000	257,087
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	172,536
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	125,000	135,453
Series 2019 C, 5% 9/1/28	115,000	145,711

TOTAL MARYLAND		1,914,798

Massachusetts - 4.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	328,908
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	44,372
Series 2017:
5% 7/1/20	100,000	100,724
5% 7/1/21	100,000	103,589
Series 2016 A, 5% 1/1/31	40,000	45,566
Series 2016 I:
5% 7/1/30	195,000	228,519
5% 7/1/41	140,000	159,561
Series 2017 A:
5% 1/1/36	325,000	370,068
5% 1/1/37	1,050,000	1,192,590
Series 2017, 5% 7/1/36	275,000	308,627
Series 2018, 5% 1/1/43	180,000	201,557
Series 2019 K:
5% 7/1/25	125,000	145,086
5% 7/1/26	165,000	195,386
5% 7/1/27	195,000	235,018
Series 2019:
5% 7/1/27	440,000	510,607
5% 9/1/59	510,000	582,665
Series 2020 A, 4% 7/1/45 (d)	480,000	492,874
Series M:
4% 10/1/50 (d)	490,000	507,130
5% 10/1/45 (d)	370,000	425,382
Massachusetts Edl. Fing. Auth. Rev. Series 2016 J, 5% 7/1/22 (b)	130,000	139,654
Massachusetts Health & Edl. Facilities Auth. Rev. (Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	510,000	515,228
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/40 (b)	500,000	600,105
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	230,000	266,140

TOTAL MASSACHUSETTS		7,699,356

Michigan - 1.8%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	44,274
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41 (d)	140,000	143,734
5% 7/1/25 (d)	60,000	68,441
5% 7/1/27 (d)	265,000	312,886
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	180,000	220,280
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	236,276
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	120,246
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	200,457
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	60,568
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	678,773
Series 2016:
5% 11/15/26	160,000	195,310
5% 11/15/41	30,000	34,165
Series 2019 A, 5% 11/15/48	55,000	63,878
Series 2020 A, 4% 5/15/22	325,000	343,314
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	11,984
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	175,000	179,177
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	54,092
Series 2017 B, 5% 12/1/42 (b)	150,000	170,867
Series 2018 D, 5% 12/1/29 (b)	85,000	101,616

TOTAL MICHIGAN		3,240,338

Minnesota - 0.9%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	252,782
5% 2/15/58	270,000	304,322
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	25,756
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	562,320
5% 10/1/45	30,000	32,342
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	526,726

TOTAL MINNESOTA		1,704,248

Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	80,000	96,128
Series I:
5% 10/1/21	250,000	260,783
5% 10/1/24	70,000	79,773

TOTAL MISSISSIPPI		436,684

Missouri - 1.3%
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	561,336
Series 2018 A, 5% 11/15/43	1,000,000	1,189,460
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	25,000	27,131
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	570,000	669,009
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	25,000	25,212

TOTAL MISSOURI		2,472,148

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	40,000	41,749
Series 2019 B, 4% 6/1/50	15,000	16,527
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	35,454

TOTAL MONTANA		93,730

Nebraska - 0.4%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	575,000	600,639
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	70,000	75,235
Series 2019 E, 3.75% 9/1/49 (b)	95,000	100,715

TOTAL NEBRASKA		776,589

Nevada - 0.6%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	463,788
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	490,000	530,587
Series 2019 B, 4% 10/1/49	40,000	43,438

TOTAL NEVADA		1,037,813

New Hampshire - 0.8%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	234,492	247,874
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	222,892
5% 8/1/26	105,000	126,227
5% 8/1/37	100,000	120,458
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	560,000	579,690
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	51,092
Series 2016, 5% 10/1/22	85,000	92,242

TOTAL NEW HAMPSHIRE		1,440,475

New Jersey - 5.4%
New Jersey Econ. Dev. Auth. Series A, 5% 11/1/40	360,000	380,333
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	100,000	81,835
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	26,476
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	383,179
Series 2013 NN, 5% 3/1/29	1,000,000	1,037,850
Series 2013:
5% 3/1/23	25,000	26,222
5% 3/1/24	70,000	73,191
Series 2014 PP:
4% 6/15/30	70,000	71,021
5% 6/15/26	280,000	297,265
Series 2015 XX:
4.25% 6/15/26	280,000	291,094
5% 6/15/23	200,000	210,656
Series 2017 DDD, 5% 6/15/30	1,000,000	1,080,070
Series 2018 EEE, 5% 6/15/28	410,000	452,398
Series LLL:
4% 6/15/44	315,000	306,656
5% 6/15/44	180,000	188,521
Series MMM, 4% 6/15/35	90,000	90,169
Series PP, 5% 6/15/31	260,000	271,827
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	500,000	516,590
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	101,003
5% 7/1/41	65,000	70,370
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	80,000	85,142
Series 2013, 4% 12/1/20 (b)	250,000	254,059
Series 2017 1A, 5% 12/1/26 (b)	280,000	332,189
Series 2018 B:
5% 12/1/25 (b)	500,000	583,355
5% 12/1/26 (b)	315,000	373,713
5% 12/1/27 (b)	850,000	1,025,347
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	538,325
Series 2010 A, 0% 12/15/27	250,000	200,643
Series 2014 AA, 5% 6/15/25	100,000	106,305
Series 2016 A, 5% 6/15/27	160,000	178,675
Series 2018 A, 5% 12/15/32	100,000	107,918
Series AA, 5% 6/15/29	55,000	56,578
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	55,000	57,261
5% 5/1/22	40,000	43,033
5% 5/1/23	30,000	33,310

TOTAL NEW JERSEY		9,932,579

New Mexico - 0.2%
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	220,000	238,049
Series 2019 D, 3.75% 1/1/50	60,000	64,508
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	5,000	4,644
5% 5/15/34	10,000	10,007
5% 5/15/39	5,000	4,885
5% 5/15/44	5,000	4,771
5% 5/15/49	15,000	14,103
Series 2019 B1, 2.625% 5/15/25	10,000	9,277

TOTAL NEW MEXICO		350,244

New York - 2.0%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	469,096
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,411
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	106,667
New York City Gen. Oblig. Series 2018 A, 5% 8/1/24	100,000	115,787
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,689
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	95,000	100,505
Series 2019 B2, 5%, tender 5/1/24 (a)	100,000	112,701
Series 2020 A:
4% 9/1/37	350,000	381,329
4% 9/1/39	700,000	758,331
New York Metropolitan Trans. Auth. Rev. Series 2016 A, 5% 11/15/31	100,000	110,918
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	30,000	31,778
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	203,000
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (FSA Insured)	600,000	673,476
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	322,096
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	220,000	251,940

TOTAL NEW YORK		3,653,724

North Carolina - 0.3%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	10,000	11,957
5% 10/1/47	70,000	79,962
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	173,583
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	298,206

TOTAL NORTH CAROLINA		563,708

Ohio - 6.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	495,000	577,368
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,791
5% 8/1/26	290,000	350,178
5% 8/1/27	10,000	12,357
5% 8/1/28	10,000	12,090
5% 8/1/29	10,000	12,055
5% 8/1/30	10,000	12,022
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	10,000	10,664
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	210,299
American Muni. Pwr., Inc. Rev.:
Bonds (Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	500,000	501,755
Series 2017 A, 5% 2/15/21	30,000	31,007
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	115,000	107,297
4% 6/1/48	235,000	251,826
5% 6/1/34	370,000	456,425
Series 2020 B2, 5% 6/1/55	250,000	221,505
Cleveland Arpt. Sys. Rev. 5% 1/1/25 (FSA Insured)	145,000	165,850
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	510,000	538,693
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	114,334
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	245,842
5% 12/1/51	200,000	243,666
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,128,054
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (a)	255,000	276,818
Series 2019, 5% 2/1/25	160,000	181,784
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	21,208
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	331,163
5% 2/15/44	100,000	106,892
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	41,650
5% 1/15/31	300,000	367,674
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	20,000	22,125
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	198,583
5% 2/1/25	265,000	309,867
5% 2/1/26	150,000	179,682
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	113,997
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	254,076
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/20	645,000	648,955
5% 6/1/21	865,000	902,351
5% 6/1/22	330,000	355,836
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32	15,000	15,701

TOTAL OHIO		11,543,440

Oklahoma - 1.0%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (b)	200,000	228,972
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
(OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	220,510
5% 8/15/25	700,000	810,551
Series 2015 A, 5% 8/15/24	250,000	287,960
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
3% 8/1/20	60,000	60,255
4% 8/1/21	50,000	51,472
4% 8/1/22	60,000	61,867
5% 8/1/23	45,000	48,295

TOTAL OKLAHOMA		1,769,882

Oregon - 1.3%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	830,000	840,309
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,495,000	1,624,945

TOTAL OREGON		2,465,254

Pennsylvania - 8.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	200,312
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/23	125,000	136,954
5% 2/1/24	50,000	56,285
5% 2/1/26	115,000	135,362
Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	45,000	49,924
Series 2020 B2, 5%, tender 2/1/27 (a)	80,000	90,469
Series 2020 B3, 5%, tender 2/1/30 (a)	45,000	50,035
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,549,970
Series 2018 A:
5% 11/15/22	100,000	109,102
5% 11/15/25	100,000	117,665
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	384,486
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	22,346
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	44,325
5% 7/15/36	500,000	598,330
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	70,721
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	95,000	95,361
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	372,596
Series 2019, 4% 9/1/44	185,000	195,099
Series 2020, 5% 4/1/27	300,000	345,165
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	140,000	156,099
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	213,264
Series 2016 A, 5% 8/15/46	50,000	58,011
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	277,505
5% 7/1/24	300,000	342,621
5% 7/1/25	300,000	350,175
5% 7/1/26	455,000	545,622
5% 7/1/27	500,000	611,310
5% 7/1/34	450,000	549,572
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 1.12%, tender 5/1/20 (a)(b)	100,000	99,924
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	571,920
Series 2017, 5% 5/1/35	10,000	11,552
Series 2018 A, 5% 2/15/48	100,000	119,010
Pennsylvania Tpk. Commission Tpk. Rev. Series 2015 B, 5% 12/1/45	265,000	304,111
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/25 (b)	290,000	331,595
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	70,000	80,805
Philadelphia Auth. for Indl. Dev. Series 2017 A, 5% 9/1/42	760,000	848,563
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	375,000	408,979
Series 2015 13, 5% 8/1/21	100,000	104,931
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27	275,000	311,592
Series 2019 A, 5% 8/1/26	220,000	263,160
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	59,113
Series 2018 B, 5% 9/1/43	50,000	59,773
Series 2019 A:
4% 9/1/35	170,000	192,095
5% 9/1/23	90,000	100,869
5% 9/1/34	80,000	100,208
Series 2019 B:
5% 9/1/25	140,000	165,515
5% 9/1/26	415,000	497,905
Series 2019 C, 5% 9/1/33	315,000	391,951
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	70,000	85,849
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	52,887
Series 2019 A:
4% 6/1/44	50,000	56,617
4% 6/1/49	115,000	129,188
5% 6/1/25	200,000	235,574
5% 6/1/44	85,000	103,992
5% 6/1/49	135,000	163,890
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	315,000	372,204
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	213,153
5% 8/1/48	310,000	354,922

TOTAL PENNSYLVANIA		15,520,533

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	25,893
5% 5/15/39	50,000	53,621
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	50,000	54,154
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/23 (b)	625,000	695,344

TOTAL RHODE ISLAND		829,012

South Carolina - 3.0%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	471,484
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	65,000	70,998
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	211,455
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (b)	255,000	305,067
Series 2018, 5% 7/1/43 (b)	520,000	606,523
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 5% 1/1/21 (Pre-Refunded to 7/1/20 @ 100)	5,000	5,046
Series 2013 B, 5% 12/1/38	200,000	216,846
Series 2014 A:
5% 12/1/49	440,000	477,316
5.5% 12/1/54	140,000	154,008
Series 2014 C, 5% 12/1/46	20,000	21,932
Series 2015 A, 5% 12/1/50	75,000	82,543
Series 2015 E, 5.25% 12/1/55	225,000	252,025
Series 2016 A:
5% 12/1/26	140,000	164,877
5% 12/1/29	500,000	581,890
5% 12/1/33	15,000	17,265
5% 12/1/38	80,000	90,988
Series 2016 B:
5% 12/1/31	105,000	122,542
5% 12/1/35	120,000	138,724
5% 12/1/41	175,000	200,006
Series A, 5% 12/1/23	145,000	161,429
Series B, 5% 12/1/24	500,000	569,775
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	32,317
4% 4/15/48	20,000	21,370
5% 4/15/48	415,000	480,520

TOTAL SOUTH CAROLINA		5,456,946

Tennessee - 2.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	135,000	153,465
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	700,000	706,566
5% 7/1/23	15,000	16,782
5% 7/1/24	20,000	22,290
5% 7/1/25	20,000	22,258
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (b)	450,000	523,067
5% 7/1/38 (b)	1,315,000	1,518,141
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (b)	55,000	60,113
Series 2019 B, 5% 7/1/54 (b)	100,000	116,809
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	471,196
Series 2018, 4%, tender 11/1/25 (a)	180,000	187,078

TOTAL TENNESSEE		3,797,765

Texas - 3.2%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	50,000	51,307
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	237,182
5% 8/1/26	200,000	243,252
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	124,650
Cypress-Fairbanks Independent School District Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	130,000	129,922
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (b)	115,000	123,141
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	100,000	101,862
Fort Bend Independent School District Bonds Series 2019 A, 1.95%, tender 8/1/22 (a)	400,000	400,960
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	85,000	90,379
Series 2018 A, 5% 7/1/41 (b)	1,000,000	1,142,410
Series 2018 C:
5% 7/1/26 (b)	200,000	230,708
5% 7/1/30 (b)	120,000	141,020
Series 2018 D, 5% 7/1/39	260,000	306,488
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	30,267
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/34	5,000	6,023
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (b)	25,000	28,754
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2019, 5% 5/15/38	215,000	252,339
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	100,000	101,862
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.12%, tender 5/1/20 (a)(b)	200,000	199,960
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,422
5% 8/15/47	10,000	11,809
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	109,095
Northside Independent School District Bonds Series 2019, 1.6%, tender 8/1/24 (a)	380,000	377,731
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	6,099
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	40,000	50,470
San Antonio Wtr. Sys. Rev. Series 2018 A, 5% 5/15/33	5,000	6,242
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	63,062
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2017 A, 5% 2/15/24	265,000	301,949
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	128,884	133,366
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	135,000	148,732
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	75,000	75,026
Series 2019 E2, 2.25%, tender 8/1/22 (a)	330,000	330,469
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/28	200,000	252,030
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	93,420

TOTAL TEXAS		5,914,408

Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (b)	10,000	11,141
Series 2018 A:
5% 7/1/33 (b)	175,000	203,501
5.25% 7/1/48 (b)	130,000	148,799

TOTAL UTAH		363,441

Vermont - 0.4%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/25 (b)	635,000	728,777
Virginia - 0.9%
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	383,105
5% 9/1/24	315,000	339,831
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	118,254
5% 4/1/25	165,000	179,413
5% 4/1/36	500,000	550,245
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	53,284

TOTAL VIRGINIA		1,624,132

Washington - 0.7%
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	12,257
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (b)	155,000	167,287
Series 2013, 5% 7/1/24 (b)	55,000	60,793
Series 2015 C, 5% 4/1/24 (b)	50,000	56,360
Series 2019 A, 4% 4/1/44 (b)	100,000	104,939
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	25,000	26,029
Series 2013 A, 5% 7/1/23	5,000	5,418
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,908
5% 7/1/30	5,000	6,183
5% 7/1/31	10,000	12,298
5% 7/1/42	100,000	118,198
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	614,317
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (c)	100,000	94,941

TOTAL WASHINGTON		1,284,928

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	60,926
Wisconsin - 1.8%
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (b)	420,000	466,007
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	155,000	187,133
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.12%, tender 5/1/20 (a)(b)	100,000	99,924
Pub. Fin. Auth. Wis Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	174,995
5.25% 10/1/48	160,000	173,899
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	15,000	14,959
5% 10/1/48 (c)	15,000	14,820
5% 10/1/53 (c)	30,000	29,379
Roseman Univ. of Health:
Series 2020, 3% 4/1/25 (c)	425,000	410,410
5% 4/1/40 (c)	100,000	100,234
Wisconsin Health & Edl. Facilities:
Series 2019 A:
2.25% 11/1/26	45,000	42,225
5% 11/1/20	200,000	200,958
5% 11/1/22	230,000	234,278
5% 12/1/28	150,000	188,112
5% 12/1/29	150,000	191,352
5% 11/1/54	190,000	176,191
Series 2019 B1, 2.825% 11/1/28	50,000	47,055
Series 2019 B2, 2.55% 11/1/27	30,000	28,078
Series 2019:
5% 10/1/24	175,000	198,217
5% 10/1/30	195,000	239,025

TOTAL WISCONSIN		3,217,251

TOTAL MUNICIPAL BONDS
(Cost $179,232,909)		178,923,730
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $179,232,909)		178,923,730
NET OTHER ASSETS (LIABILITIES) - 2.3%		4,296,610
NET ASSETS - 100%		$183,220,340

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,584,094 or 0.9% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$26,437
Total	$26,437

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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